Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Financial assets
Financial assets		$ 197,215
Financial liabilities at amortized cost
Financial liabilities	$ 730,361		$ 784,533	$ 693,099
Long-term debt securities [Member]
Financial liabilities at amortized cost
Financial liabilities	9,000,000		9,000,000	5,200,000
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	4,535,863		4,252,258	4,614,276
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	1,028,737	30,274	1,037,155	891,611
Cash and cash equivalents [Member]
Financial assets
Financial assets	6,151,457	186,252	7,730,143	5,188,138
Trade receivables [Member]
Financial assets
Financial assets	1,395,362	$ 10,963	997,370	607,544
Derivative financial instruments [Member]
Financial assets
Financial assets	$ 136,457		$ 106,815	$ 72,454